Commitments And Contigencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitment and Contigencies [Abstract]
Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]

Amount
December 31, 2013	$69,170
December 31, 2014	35,880

Total	$105,050